Stock Options (Details Textual) - USD ($)	Jan. 03, 2019	Apr. 10, 2018
Mr. Yakov [Member]
Options granted	200,000	200,000
Options exercise price	$ 0.001	$ 0.001
Grant vest rate	The grant shall vest at the rate of 1/3 beginning on each anniversary of the effective date of grant.	The grant shall vest at the rate of 1/3 beginning on each anniversary of the effective date of grant.
Maturity term	3 years
Aggregate fair value	$ 39,814	$ 39,812
Exercise price	$ 0.001	$ 0.001
Risk free rate	2.47%	2.13%
Volatility rate	104.80%	123.70%
Expected life	4 years	4 years
VP [Member]
Options granted		7,955,168
Options exercise price		$ 0.001
Grant vest rate		The grant shall vest at the rate of 1/5 beginning on each anniversary of the effective date of grant.
Aggregate fair value		$ 1,192,535
Exercise price		$ 0.0001
Risk free rate		2.43%
Volatility rate		123.70%
Expected life		5 years